Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended			2 Months Ended			3 Months Ended			4 Months Ended			5 Months Ended			6 Months Ended			7 Months Ended			8 Months Ended			9 Months Ended			10 Months Ended			11 Months Ended			12 Months Ended				13 Months Ended			14 Months Ended			15 Months Ended			16 Months Ended			17 Months Ended			18 Months Ended			19 Months Ended			20 Months Ended			21 Months Ended			22 Months Ended			23 Months Ended			24 Months Ended			25 Months Ended			26 Months Ended			27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended		33 Months Ended		34 Months Ended		35 Months Ended		36 Months Ended		37 Months Ended		38 Months Ended		39 Months Ended		40 Months Ended		41 Months Ended		42 Months Ended		43 Months Ended		44 Months Ended		45 Months Ended		46 Months Ended		47 Months Ended		48 Months Ended		49 Months Ended		50 Months Ended		51 Months Ended		52 Months Ended		53 Months Ended		54 Months Ended		55 Months Ended		56 Months Ended		57 Months Ended		58 Months Ended		59 Months Ended		60 Months Ended		61 Months Ended		62 Months Ended		63 Months Ended		64 Months Ended		65 Months Ended		66 Months Ended		67 Months Ended		68 Months Ended		69 Months Ended		70 Months Ended		71 Months Ended		72 Months Ended		73 Months Ended		74 Months Ended		75 Months Ended		76 Months Ended		77 Months Ended		78 Months Ended		79 Months Ended		80 Months Ended		81 Months Ended		82 Months Ended		83 Months Ended		84 Months Ended		85 Months Ended		86 Months Ended		87 Months Ended		88 Months Ended		89 Months Ended		90 Months Ended		91 Months Ended		92 Months Ended		93 Months Ended		94 Months Ended		95 Months Ended		96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Mar. 11, 2024	Jun. 12, 2018	Apr. 30, 2016	Mar. 31, 2024	Jun. 30, 2018	May 31, 2016	Apr. 30, 2024	Jul. 31, 2018	Jun. 30, 2016	May 31, 2024	Aug. 31, 2018	Jul. 31, 2016	Jun. 30, 2024	Sep. 30, 2018	Aug. 31, 2016	Jul. 31, 2024	Oct. 31, 2018	Sep. 30, 2016	Aug. 31, 2024	Nov. 30, 2018	Oct. 31, 2016	Sep. 30, 2024	Dec. 31, 2018	Nov. 30, 2016	Oct. 31, 2024	Jan. 31, 2019	Dec. 31, 2016	Nov. 30, 2024	Feb. 28, 2019	Jan. 31, 2017	Dec. 31, 2024	Mar. 31, 2019	Feb. 28, 2017	Jan. 31, 2025	Apr. 30, 2019	Mar. 31, 2017	Apr. 30, 2026	Feb. 28, 2025	May 31, 2019	Apr. 30, 2017	Mar. 31, 2025	Jun. 30, 2019	May 31, 2017	Apr. 30, 2025	Jul. 31, 2019	Jun. 30, 2017	May 31, 2025	Aug. 31, 2019	Jul. 31, 2017	Jun. 30, 2025	Sep. 30, 2019	Aug. 31, 2017	Jul. 31, 2025	Oct. 31, 2019	Sep. 30, 2017	Aug. 31, 2025	Nov. 30, 2019	Oct. 31, 2017	Sep. 30, 2025	Dec. 31, 2019	Nov. 30, 2017	Oct. 31, 2025	Jan. 31, 2020	Dec. 31, 2017	Nov. 30, 2025	Feb. 29, 2020	Jan. 31, 2018	Dec. 31, 2025	Mar. 31, 2020	Feb. 28, 2018	Jan. 31, 2026	Apr. 30, 2020	Mar. 31, 2018	Feb. 28, 2026	May 31, 2020	Apr. 30, 2018	Mar. 31, 2026	Jun. 30, 2020	May 31, 2018	Apr. 30, 2026	Jul. 31, 2020	Jun. 30, 2018	Aug. 31, 2020	Jul. 31, 2018	Sep. 30, 2020	Aug. 31, 2018	Oct. 31, 2020	Sep. 30, 2018	Nov. 30, 2020	Oct. 31, 2018	Dec. 31, 2020	Nov. 30, 2018	Jan. 31, 2021	Dec. 31, 2018	Feb. 28, 2021	Jan. 31, 2019	Mar. 31, 2021	Feb. 28, 2019	Apr. 30, 2021	Mar. 31, 2019	May 31, 2021	Apr. 30, 2019	Jun. 30, 2021	May 31, 2019	Jul. 31, 2021	Jun. 30, 2019	Aug. 31, 2021	Jul. 31, 2019	Sep. 30, 2021	Aug. 31, 2019	Oct. 31, 2021	Sep. 30, 2019	Nov. 30, 2021	Oct. 31, 2019	Dec. 31, 2021	Nov. 30, 2019	Jan. 31, 2022	Dec. 31, 2019	Feb. 28, 2022	Jan. 31, 2020	Mar. 31, 2022	Feb. 29, 2020	Apr. 30, 2022	Mar. 31, 2020	May 31, 2022	Apr. 30, 2020	Jun. 30, 2022	May 31, 2020	Jul. 31, 2022	Jun. 30, 2020	Aug. 31, 2022	Jul. 31, 2020	Sep. 30, 2022	Aug. 31, 2020	Oct. 31, 2022	Sep. 30, 2020	Nov. 30, 2022	Oct. 31, 2020	Dec. 31, 2022	Nov. 30, 2020	Jan. 31, 2023	Dec. 31, 2020	Feb. 28, 2023	Jan. 31, 2021	Mar. 31, 2023	Feb. 28, 2021	Apr. 30, 2023	Mar. 31, 2021	May 31, 2023	Apr. 30, 2021	Jun. 30, 2023	May 31, 2021	Jul. 31, 2023	Jun. 30, 2021	Aug. 31, 2023	Jul. 31, 2021	Sep. 30, 2023	Aug. 31, 2021	Oct. 31, 2023	Sep. 30, 2021	Nov. 30, 2023	Oct. 31, 2021	Dec. 31, 2023	Nov. 30, 2021	Jan. 31, 2024	Dec. 31, 2021	Feb. 29, 2024	Jan. 31, 2022	Mar. 31, 2024	Feb. 28, 2022	Apr. 30, 2024	Mar. 31, 2022	May 31, 2024	Apr. 30, 2022	Jun. 30, 2024	May 31, 2022	Jul. 31, 2024	Jun. 30, 2022	Aug. 31, 2024	Jul. 31, 2022	Sep. 30, 2024	Aug. 31, 2022	Oct. 31, 2024	Sep. 30, 2022	Nov. 30, 2024	Oct. 31, 2022	Dec. 31, 2024	Nov. 30, 2022	Jan. 31, 2025	Dec. 31, 2022	Feb. 28, 2025	Jan. 31, 2023	Mar. 31, 2025	Feb. 28, 2023	Apr. 30, 2025	Mar. 31, 2023	May 31, 2025	Apr. 30, 2023	Jun. 30, 2025	May 31, 2023	Jul. 31, 2025	Jun. 30, 2023	Aug. 31, 2025	Jul. 31, 2023	Sep. 30, 2025	Aug. 31, 2023	Oct. 31, 2025	Sep. 30, 2023	Nov. 30, 2025	Oct. 31, 2023	Dec. 31, 2025	Nov. 30, 2023	Jan. 31, 2026	Dec. 31, 2023	Feb. 28, 2026	Jan. 31, 2024	Mar. 31, 2026	Feb. 29, 2024	Apr. 30, 2026	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Apr. 30, 2026
C000200587
Account Value [Line Items]
Line Graph and Table Measure Name																																					Disciplined Large Cap Portfolio
Accumulated Value		$ 10,000			$ 9,716			$ 10,029			$ 10,342			$ 10,368			$ 9,647			$ 9,855			$ 8,943			$ 9,685			$ 9,972			$ 10,123			$ 10,482				$ 9,760			$ 10,433			$ 10,587			$ 10,343			$ 10,611			$ 10,825			$ 11,238			$ 11,548			$ 11,526			$ 10,577			$ 9,223			$ 10,408			$ 10,888			$ 11,091			$ 11,638		$ 12,488		$ 12,007		$ 11,688		$ 13,001		$ 13,534		$ 13,493		$ 13,923		$ 14,573		$ 15,359		$ 15,438		$ 15,796		$ 16,169		$ 16,685		$ 15,889		$ 17,050		$ 16,916		$ 17,665		$ 16,784		$ 16,321		$ 16,871		$ 15,484		$ 15,572		$ 14,215		$ 15,517		$ 14,882		$ 13,511		$ 14,663		$ 15,465		$ 14,506		$ 15,496		$ 15,199		$ 15,638		$ 15,774		$ 15,868		$ 17,023		$ 17,594		$ 17,278		$ 16,568		$ 16,146		$ 17,500		$ 18,387		$ 18,798		$ 20,003		$ 20,782		$ 19,906		$ 20,954		$ 21,671		$ 21,920		$ 22,466		$ 22,929		$ 22,861		$ 24,423		$ 23,859		$ 24,732		$ 24,177		$ 22,660		$ 22,739		$ 24,216		$ 25,365		$ 25,879		$ 26,457		$ 27,510		$ 28,013		$ 28,042		$ 28,065		$ 28,413		$ 28,136		$ 26,959		$ 29,589
C000248008
Account Value [Line Items]
Line Graph and Table Measure Name																																					Macro Strategies Portfolio
Accumulated Value	$ 10,000			$ 10,138			$ 9,747			$ 9,781			$ 9,982			$ 10,299			$ 10,411			$ 10,532			$ 10,202			$ 10,575			$ 10,254			$ 10,373				$ 10,662			$ 10,521			$ 10,188			$ 9,894			$ 9,760			$ 9,596			$ 9,842			$ 10,266			$ 10,556			$ 10,512			$ 10,557			$ 11,948			$ 12,834			$ 13,298			$ 13,156
C000020611
Account Value [Line Items]
Line Graph and Table Measure Name																																					Small Company Value Portfolio
Accumulated Value			$ 10,000			$ 10,232			$ 9,990			$ 10,572			$ 10,915			$ 10,938			$ 10,536			$ 11,830			$ 12,424			$ 12,299			$ 12,520			$ 12,462				$ 12,491			$ 12,221			$ 12,606			$ 12,773			$ 12,302			$ 13,196			$ 13,385			$ 13,910			$ 13,936			$ 14,118			$ 13,503			$ 13,751			$ 14,144			$ 14,677			$ 14,843		$ 14,829		$ 15,303		$ 14,734		$ 13,412		$ 13,589		$ 11,994		$ 13,108		$ 13,682		$ 13,227		$ 13,648		$ 12,548		$ 13,411		$ 13,413		$ 12,697		$ 13,264		$ 13,714		$ 14,069		$ 14,670		$ 13,916		$ 12,644		$ 9,442		$ 10,694		$ 10,824		$ 11,094		$ 11,288		$ 11,846		$ 11,345		$ 11,779		$ 13,811		$ 14,921		$ 15,373		$ 17,228		$ 18,547		$ 18,904		$ 19,349		$ 19,072		$ 18,943		$ 19,490		$ 19,013		$ 19,948		$ 19,394		$ 20,416		$ 19,208		$ 19,727		$ 19,801		$ 18,560		$ 19,004		$ 17,268		$ 18,729		$ 17,989		$ 16,262		$ 18,234		$ 19,106		$ 17,998		$ 19,482		$ 19,151		$ 18,232		$ 17,647		$ 17,113		$ 18,583		$ 19,671		$ 19,087		$ 18,234		$ 17,367		$ 18,616		$ 20,798		$ 20,103		$ 21,094		$ 22,197	$ 20,764	$ 21,572	$ 21,213	$ 23,315	$ 22,931	$ 22,943	$ 22,659	$ 24,906	$ 22,636	$ 23,458	$ 22,373	$ 20,997	$ 20,150	$ 21,021	$ 21,839	$ 21,899	$ 22,943	$ 23,111	$ 22,450	$ 22,951	$ 23,112	$ 24,584	$ 25,783	$ 24,750	$ 26,886
C000020629
Account Value [Line Items]
Line Graph and Table Measure Name																																					Class
Accumulated Value			10,000			9,995			10,182			10,252			10,238			10,252			10,177			9,925			9,944			9,967			10,037			10,037				10,112			10,184			10,184			10,230			10,315			10,271			10,273			10,261			10,306			10,192			10,093			10,148			10,068			10,130			10,130		10,134		10,191		10,130		10,052		10,109		10,280		10,386		10,384		10,588		10,590		10,769		10,902		10,934		11,209		11,153		11,178		11,174		11,164		11,390		11,575		11,415		11,686		11,791		11,902		12,104		12,023		12,024		11,982		12,127		12,154		12,070		11,904		11,760		11,853		11,868		11,960		12,093		12,076		11,977		11,962		11,981		11,950		11,697		11,559		11,223		10,796		10,853		10,669		10,918		10,623		10,168		10,032		10,406		10,354		10,712		10,442		10,700		10,759		10,650		10,621		10,611		10,551		10,285		10,113		10,585		10,987		10,975		10,823		10,925	10,659	10,849	10,954	11,207	11,362	11,518	11,233	11,361	11,174	11,237	11,491	11,492	11,533	11,458	11,635	11,613	11,753	11,890	11,965	12,040	12,002	12,035	12,235	12,008	12,028
C000020605
Account Value [Line Items]
Line Graph and Table Measure Name																																					Disciplined International Developed Markets Portfolio
Accumulated Value			10,000			9,981			9,769			10,014			10,024			10,137			9,661			9,298			9,303			9,797			9,793			10,151				10,537			11,010			11,130			11,504			11,532			11,761			11,919			12,132			12,169			13,059			12,329			12,179			12,336			12,051			11,761		12,196		12,079		12,120		11,357		11,349		10,734		11,415		11,727		11,839		12,382		12,034		12,816		12,738		12,720		12,869		13,270		13,513		13,880		13,850		12,730		10,828		11,620		12,246		12,741		13,115		13,786		13,454		12,915		14,799		15,488		15,319		15,695		16,078		16,565		17,215		16,917		17,044		17,308		16,739		17,208		16,451		17,296		16,747		16,212		16,220		15,176		15,503		14,067		14,780		13,914		12,651		13,434		15,230		14,955		16,156		15,730		16,212		16,625		15,979		16,744		17,166		16,543		15,989		15,432		16,738		17,722		17,626		18,035		18,657	18,110	19,072	18,652	19,208	19,904	19,961	18,955	18,912	18,404	19,283	19,968	20,028	20,902	21,916	22,509	22,047	23,157	23,664	23,766	24,005	24,727	26,008	27,478	25,329	26,721
C000020607
Account Value [Line Items]
Line Graph and Table Measure Name																																					Real Return Portfolio
Accumulated Value			10,000			9,943			10,202			10,291			10,196			10,272			10,164			9,981			10,032			10,139			10,183			10,177				10,196			10,206			10,116			10,197			10,275			10,250			10,296			10,324			10,479			10,461			10,240			10,328			10,352			10,376			10,433		10,438		10,430		10,379		10,174		10,212		10,094		10,374		10,397		10,589		10,651		10,687		10,844		10,895		11,095		11,018		11,024		11,054		11,140		11,272		11,185		10,765		11,179		11,320		11,430		11,769		11,877		11,805		11,712		11,942		12,095		12,080		11,953		12,048		12,262		12,405		12,459		12,730		12,748		12,606		12,817		12,876		13,083		12,767		12,833		12,790		12,529		12,387		11,894		12,427		12,111		11,365		11,635		11,957		11,798		12,094		11,898		12,198		12,255		12,049		12,108		12,184		12,072		11,839		11,730		12,091		12,473		12,393		12,483		12,825	12,327	12,682	12,970	13,237	13,504	13,711	13,450	13,921	13,548	13,707	13,888	13,658	13,808	13,966	14,182	14,182	14,476	14,838	15,040	15,080	15,081	16,069	16,885	16,846	17,051
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																																					Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			9,762			10,086			10,440			10,457			9,687			9,881			8,962			9,731			10,073			10,220			10,628				9,940			10,639			10,797			10,577			10,762			10,994			11,412			11,741			11,729			10,768			9,287			10,517			11,080			11,333			11,977		12,844		12,377		12,110		13,583		14,194		14,131		14,572		15,095		15,873		15,945		16,338		16,615		17,089		16,322		17,426		17,160		17,836		16,787		16,364		16,895		15,378		15,358		14,073		15,393		14,819		13,445		14,547		15,307		14,410		15,403		15,043		15,445		15,610		15,670		16,740		17,340		17,006		16,196		15,766		17,237		18,151		18,352		19,345		19,969		19,091		19,993		20,612		20,995		21,452		21,896		21,735		23,181		22,472		23,182		22,737		21,411		21,267		22,615		23,764		24,288		24,850		25,707		26,258		26,330		26,325		26,733		26,606		25,283		27,863
ALLSPRING Index: Bloomberg U.S. TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name																																					Bloomberg U.S. TIPS Index
Accumulated Value	10,000			10,012			9,843			10,012			10,091			10,271			10,351			10,507			10,318			10,368			10,204			10,336				10,561			10,629			10,642			10,579			10,680			10,693			10,858			10,905			10,943			10,964			10,919			10,953			11,096			10,948			11,074
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																																					Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000			10,179			10,200			10,605			10,632			10,648			10,418			10,884			11,097			11,305			11,726			11,734				11,858			11,980			12,088			12,316			12,339			12,640			12,916			13,308			13,441			14,150			13,628			13,355			13,406			13,784			13,874		14,335		14,838		14,863		13,768		14,044		12,737		13,830		14,316		14,526		15,106		14,128		15,120		15,345		15,032		15,296		15,625		16,219		16,688		16,669		15,305		13,200		14,948		15,748		16,108		17,022		18,255		17,591		17,211		19,305		20,173		20,084		20,711		21,454		22,560		22,663		23,222		23,614		24,288		23,198		24,767		24,390		25,350		23,859		23,258		24,012		21,857		21,828		20,002		21,878		21,062		19,109		20,676		21,755		20,481		21,892		21,380		21,952		22,186		22,272		23,793		24,646		24,170		23,019		22,408		24,498		25,797		26,083		27,495		28,382	27,133	28,415	29,295	29,839	30,489	31,120	30,891	32,946	31,939	32,947	32,316	30,431	30,227	32,143	33,776	34,520	35,318	36,537	37,320	37,423	37,415	37,996	37,815	35,935	39,601
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																					Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000			10,003			10,182			10,247			10,235			10,229			10,151			9,911			9,925			9,944			10,011			10,006				10,083			10,160			10,150			10,194			10,285			10,236			10,242			10,229			10,276			10,158			10,061			10,126			10,051			10,122			10,110		10,112		10,177		10,112		10,032		10,092		10,277		10,386		10,380		10,580		10,582		10,770		10,906		10,930		11,213		11,153		11,187		11,181		11,173		11,388		11,593		11,525		11,730		11,784		11,859		12,036		11,939		11,932		11,879		11,995		12,012		11,926		11,753		11,607		11,698		11,737		11,819		11,951		11,929		11,825		11,822		11,857		11,827		11,572		11,443		11,125		10,703		10,772		10,603		10,862		10,555		10,099		9,968		10,335		10,288		10,604		10,330		10,593		10,657		10,541		10,503		10,496		10,429		10,164		10,003		10,456		10,857		10,827		10,674		10,773	10,500	10,678	10,780	11,031	11,190	11,340	11,058	11,175	10,992	11,051	11,294	11,298	11,343	11,261	11,435	11,404	11,541	11,667	11,740	11,813	11,795	11,808	12,001	11,789	11,803
ALLSPRING Index: MSCI ACWI ex USA Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																																					MSCI ACWI ex USA Index (Net)
Accumulated Value			10,000			9,831			9,681			10,160			10,224			10,350			10,201			9,965			10,220			10,582			10,751			11,023				11,259			11,625			11,661			12,091			12,154			12,379			12,612			12,715			12,999			13,723			13,076			12,845			13,050			12,749			12,509		12,809		12,541		12,598		11,573		11,683		11,154		11,997		12,231		12,304		12,629		11,951		12,671		12,517		12,131		12,443		12,877		12,991		13,553		13,189		12,146		10,388		11,175		11,541		12,062		12,600		13,139		12,816		12,541		14,228		14,997		15,029		15,327		15,521		15,978		16,477		16,371		16,101		16,407		15,881		16,261		15,528		16,170		15,574		15,266		15,290		14,330		14,433		13,191		13,643		13,204		11,885		12,240		13,685		13,582		14,684		14,169		14,515		14,767		14,230		14,869		15,473		14,774		14,308		13,717		14,952		15,703		15,547		15,941		16,439	16,144	16,613	16,597	16,981	17,465	17,935	17,055	16,901	16,572	17,240	17,479	17,440	18,069	18,897	19,538	19,482	20,158	20,885	21,307	21,301	21,940	23,252	24,420	21,785	23,887
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																																					Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000			10,179			10,200			10,605			10,632			10,648			10,418			10,884			11,097			11,305			11,726			11,734				11,858			11,980			12,088			12,316			12,339			12,640			12,916			13,308			13,441			14,150			13,628			13,355			13,406			13,784			13,874		14,335		14,838		14,863		13,768		14,044		12,737		13,830		14,316		14,526		15,106		14,128		15,120		15,345		15,032		15,296		15,625		16,219		16,688		16,669		15,305		13,200		14,948		15,748		16,108		17,022		18,255		17,591		17,211		19,305		20,173		20,084		20,711		21,454		22,560		22,663		23,222		23,614		24,288		23,198		24,767		24,390		25,350		23,859		23,258		24,012		21,857		21,828		20,002		21,878		21,062		19,109		20,676		21,755		20,481		21,892		21,380		21,952		22,186		22,272		23,793		24,646		24,170		23,019		22,408		24,498		25,797		26,083		27,495		28,382	27,133	28,415	29,295	29,839	30,489	31,120	30,891	32,946	31,939	32,947	32,316	30,431	30,227	32,143	33,776	34,520	35,318	36,537	37,320	37,423	37,415	37,996	37,815	35,935	39,601
ALLSPRING Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																																					Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000			$ 9,760			$ 10,097			$ 10,445			$ 10,485			$ 9,743			$ 9,941			$ 9,036			$ 9,793			$ 10,124			$ 10,301			$ 10,717				$ 10,034			$ 10,738			$ 10,905			$ 10,705			$ 10,891			$ 11,121			$ 11,542			$ 11,875			$ 11,888			$ 10,916			$ 9,474			$ 10,726			$ 11,292			$ 11,541			$ 12,217		$ 13,114		$ 12,635		$ 12,330		$ 13,782		$ 14,364		$ 14,246		$ 14,659		$ 15,214		$ 16,033		$ 16,109		$ 16,513		$ 16,856		$ 17,343		$ 16,547		$ 17,695		$ 17,457		$ 18,165		$ 17,140		$ 16,670		$ 17,233		$ 15,697		$ 15,673		$ 14,360		$ 15,698		$ 15,095		$ 13,698		$ 14,797		$ 15,597		$ 14,690		$ 15,675		$ 15,302		$ 15,786		$ 15,982		$ 16,056		$ 17,141		$ 17,730		$ 17,420		$ 16,601		$ 16,200		$ 17,713		$ 18,588		$ 18,847		$ 19,864		$ 20,501		$ 19,629		$ 20,553		$ 21,233		$ 21,542		$ 22,053		$ 22,525		$ 22,367		$ 23,807		$ 23,143		$ 23,880		$ 23,463		$ 22,105		$ 21,973		$ 23,376		$ 24,560		$ 25,105		$ 25,634		$ 26,522		$ 27,095		$ 27,161		$ 27,163		$ 27,537		$ 27,389		$ 26,027		$ 28,657
ALLSPRING Index: Macro Strategies Blended Index
Account Value [Line Items]
Line Graph and Table Measure Name																																					Macro Strategies Blended Index
Accumulated Value	$ 10,000			$ 9,965			$ 9,756			$ 9,903			$ 9,949			$ 10,175			$ 10,336			$ 10,501			$ 10,231			$ 10,273			$ 10,082			$ 10,176				$ 10,359			$ 10,425			$ 10,584			$ 10,534			$ 10,684			$ 10,611			$ 10,770			$ 10,828			$ 10,834			$ 10,856			$ 10,849			$ 10,916			$ 11,049			$ 10,805			$ 10,935
ALLSPRING Index: Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																																					Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value			10,000			10,183			10,214			10,765			11,033			11,120			10,754			12,182			12,685			12,594			12,777			12,668				12,718			12,322			12,753			12,834			12,518			13,405			13,422			13,811			13,679			13,848			13,155			13,318			13,549			14,337			14,424		14,678		15,028		14,655		13,343		13,558		11,919		13,223		13,737		13,341		13,846		12,715		13,524		13,546		12,790		13,447		13,773		14,095		14,589		13,802		12,461		9,386		10,544		10,847		11,161		11,391		12,005		11,446		11,855		14,144		15,265		16,068		17,577		18,496		18,870		19,457		19,339		18,647		19,146		18,763		19,478		18,813		19,580		18,438		18,744		19,110		17,627		17,966		16,191		17,758		17,197		15,444		17,389		17,920		16,744		18,342		17,919		16,634		16,219		15,900		17,163		18,459		17,571		16,656		15,662		17,072		19,197		18,325		18,924		19,754	18,495	19,360	19,034	21,353	20,952	20,966	20,638	22,628	20,743	21,169	20,359	19,137	18,368	19,140	20,087	20,442	22,173	22,619	22,676	23,313	23,355	24,957	25,438	24,513	26,880
ALLSPRING Index: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																																					MSCI EAFE Index (Net)
Accumulated Value			10,000			9,909			9,577			10,062			10,069			10,193			9,984			9,785			10,120			10,414			10,562			10,853				11,129			11,538			11,517			11,850			11,845			12,140			12,324			12,454			12,653			13,288			12,688			12,460			12,744			12,458			12,306		12,608		12,365		12,472		11,480		11,465		10,909		11,625		11,922		11,997		12,334		11,742		12,438		12,281		11,962		12,305		12,747		12,891		13,310		13,032		11,854		10,272		10,935		11,412		11,800		12,075		12,696		12,366		11,872		13,713		14,350		14,197		14,516		14,850		15,296		15,795		15,617		15,735		16,013		15,548		15,930		15,189		15,967		15,195		14,926		15,022		14,050		14,156		12,842		13,482		12,842		11,641		12,267		13,648		13,659		14,765		14,457		14,815		15,234		14,589		15,253		15,746		15,143		14,626		14,033		15,335		16,150		16,243		16,541		17,085	16,647	17,292	17,013	17,512	18,081	18,248	17,256	17,158	16,768	17,649	17,991	17,919	18,739	19,597	20,029	19,747	20,589	20,983	21,230	21,362	22,003	23,151	24,222	21,730	23,349
ALLSPRING Index: Real Return Blended Index
Account Value [Line Items]
Line Graph and Table Measure Name																																					Real Return Blended Index
Accumulated Value			10,000			9,929			10,136			10,224			10,178			10,233			10,192			9,997			9,987			10,071			10,118			10,113				10,173			10,168			10,072			10,117			10,225			10,159			10,181			10,194			10,287			10,199			10,100			10,206			10,200			10,244			10,285		10,235		10,309		10,201		10,054		10,102		10,158		10,294		10,293		10,482		10,517		10,691		10,782		10,821		11,078		10,927		10,955		10,972		11,014		11,245		11,400		11,200		11,512		11,546		11,675		11,943		12,074		12,029		11,952		12,086		12,224		12,265		12,067		12,044		12,213		12,361		12,436		12,767		12,745		12,653		12,797		12,911		12,952		12,690		12,799		12,561		12,304		12,182		11,797		12,310		11,983		11,190		11,329		11,536		11,418		11,627		11,468		11,799		11,812		11,671		11,632		11,646		11,542		11,329		11,247		11,583		12,032		12,098		12,271		12,492	12,127	12,480	12,709	12,936	13,141	13,366	13,162	13,558	13,276	13,523	13,606	13,323	13,310	13,599	13,972	14,093	14,329	14,589	14,756	14,802	14,776	14,878	14,975	14,541	15,192
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																					Bloomberg U.S. Aggregate Bond Index
Accumulated Value			$ 10,000			$ 10,003			$ 10,182			$ 10,247			$ 10,235			$ 10,229			$ 10,151			$ 9,911			$ 9,925			$ 9,944			$ 10,011			$ 10,006				$ 10,083			$ 10,160			$ 10,150			$ 10,194			$ 10,285			$ 10,236			$ 10,242			$ 10,229			$ 10,276			$ 10,158			$ 10,061			$ 10,126			$ 10,051			$ 10,122			$ 10,110		$ 10,112		$ 10,177		$ 10,112		$ 10,032		$ 10,092		$ 10,277		$ 10,386		$ 10,380		$ 10,580		$ 10,582		$ 10,770		$ 10,906		$ 10,930		$ 11,213		$ 11,153		$ 11,187		$ 11,181		$ 11,173		$ 11,388		$ 11,593		$ 11,525		$ 11,730		$ 11,784		$ 11,859		$ 12,036		$ 11,939		$ 11,932		$ 11,879		$ 11,995		$ 12,012		$ 11,926		$ 11,753		$ 11,607		$ 11,698		$ 11,737		$ 11,819		$ 11,951		$ 11,929		$ 11,825		$ 11,822		$ 11,857		$ 11,827		$ 11,572		$ 11,443		$ 11,125		$ 10,703		$ 10,772		$ 10,603		$ 10,862		$ 10,555		$ 10,099		$ 9,968		$ 10,335		$ 10,288		$ 10,604		$ 10,330		$ 10,593		$ 10,657		$ 10,541		$ 10,503		$ 10,496		$ 10,429		$ 10,164		$ 10,003		$ 10,456		$ 10,857		$ 10,827		$ 10,674		$ 10,773	$ 10,500	$ 10,678	$ 10,780	$ 11,031	$ 11,190	$ 11,340	$ 11,058	$ 11,175	$ 10,992	$ 11,051	$ 11,294	$ 11,298	$ 11,343	$ 11,261	$ 11,435	$ 11,404	$ 11,541	$ 11,667	$ 11,740	$ 11,813	$ 11,795	$ 11,808	$ 12,001	$ 11,789	$ 11,803